Stock Option Plans and Warrants to Purchase Common Stock (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted Average Options Exercise Price
Granted	$ 1.54	$ 3.90
Options [Member]
Options
Beginning balance	330,605	276,861
Granted	476,100	66,875
Increase post reverse stock split		1,851
Exercised
Forfeited	(21,050)	(14,982)
Ending balance	785,655	330,605
Weighted Average Options Exercise Price
Beginning balance	$ 17.07	$ 21.30
Granted	2.24	5.30
Increase post reverse stock split		17.07
Exercised
Forfeited	51.62	48.52
Ending balance	$ 7.15	$ 17.07